Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 712	$ 725
Recognized in income tax expense	1,122	930
Recognized in OCI/equity	702	(943)
Net deferred tax liability	$ 2,536	$ 712